Long-term debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt	$ 30,458	$ 25,931
Fixed Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum	0.35%	0.35%
Debt, interest rate, maximum	5.83%	3.95%
Debt, maturity date, beginning	2023
Debt, maturity date, end	2033
Long-term debt	$ 28,108	$ 23,053
Floating Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum	4.50%	0.01%
Debt, interest rate, maximum	4.92%	1.26%
Debt, maturity date, beginning	2024
Debt, maturity date, end	2038
Long-term debt	$ 1,229	$ 1,579
Subordinated debt
Debt Instrument [Line Items]
Debt, interest rate, minimum	3.00%	3.00%
Debt, interest rate, maximum	3.30%	3.30%
Debt, maturity date, beginning	2028
Debt, maturity date, end	2029
Long-term debt	$ 1,121	$ 1,299